Consolidated Condensed Interim Statement of Loss and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Expenses
Research and development	$ 612,169	$ 566,060	$ 1,283,796	$ (992,922)	$ 1,126,295	$ (1,216,359)	$ (2,342,654)	$ (1,550,490)
General and administrative	656,229	636,182	1,101,229	(1,756,859)	1,377,550	(2,574,757)	(3,952,307)	(1,154,604)
Operating expenses, total	1,268,398	1,202,242	2,385,025	(2,749,781)	2,503,845	(3,791,116)	(6,294,961)	(2,705,094)
Other (income) loss
Change in fair value of derivative liability	(435,200)	(372,487)	(66,606)	(166,388)	(8,466,826)	(7,142,775)	1,324,051	318,502
Change in fair value of derivative liability due to change in warrant terms	143,532		(23,658)	(111,179)
Loss on exchange of warrants	92,843		92,843
Foreign exchange loss	7,295	34,797	9,686	9,382	31,963	28,933	(3,030)	18,492
Interest expense		2,044	2,091	(4,067)	4,073	(3,947)	(8,020)	(7,521)
Interest income	(109)	(620)	(261)	767	(1,311)	1,180	2,491
Issuance of shares to Valent for future royalty reduction						598,000	598,000
Change in fair value of derivative liability due to tender offer				(111,179)
Derivative issuance costs						2,713,220	2,713,220	24,742
Nonoperating Income (Expense)	191,639	336,266	(14,095)	49,127	8,432,101	10,427,829	1,995,728	(304,731)
Loss for the period	1,076,759	865,976	2,399,120	(2,798,908)	(5,928,256)	(14,218,945)	(8,290,689)	(2,400,363)
Basic loss (income) per share	$ 0.03	$ 0.03	$ 0.06		$ (0.19)
Diluted loss (income) per share	$ 0.03	$ 0.03	$ 0.06		$ 0.00
Basic weighted average number of shares	37,798,183	31,523,732	37,125,074		31,477,137
Diluted weighted average number of shares	37,798,183	31,523,732	37,125,074		41,742,401
Basic and diluted loss per share				$ (0.09)		$ (0.51)	$ (0.28)	$ (0.18)
Weighted average number of shares				32,468,861		27,727,845	29,667,324	13,232,349
Comprehensive loss
Net loss	(1,076,759)	(865,976)	(2,399,120)	2,798,908	5,928,256	14,218,945	8,290,689	2,400,363
Other comprehensive loss (income)
Translation to US dollar presentation currency								21,121
Comprehensive loss				$ 2,798,908		$ 14,218,945	$ 8,290,689	$ 2,421,484